Condensed individual financial information of Companhia Paranaense de Energia - Copel (Tables)	12 Months Ended
Dec. 31, 2024
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Schedule of condensed statements of financial position

ASSETS	12.31.2024	12.31.2023
Current assets
Cash and cash equivalents	280,340	2,231,413
Bonds and securities	95	93
Dividends receivables (39.5.3)	2,644,431	1,942,406
Other current receivables	301,929	2,431
Income tax and social contribution	32,349	113,532
Prepaid expenses	944	1,897
Receivable from related parties (39.5.1)	4,754	54
	3,264,842	4,291,826
Assets held for sale	—	528,195
	3,264,842	4,820,021

Noncurrent assets
Other temporary investments	15,894	31,728
Judicial deposits	136,677	143,371
Other current receivables	298,120	18
Income tax and social contribution	79,504	—
Deferred tax assets	136,536	359,485
Other noncurrent recoverable taxes	42,126	41,078
Receivables from related parties (39.5.1)	—	35,507
	708,857	611,187

Investments (39.5.2)	22,431,868	19,906,237
Property, Plant and Equipment, net	7,248	8,424
Intangible Assets	8,546	6,336
Right-of-use asset	7,815	6,692
	23,164,334	20,538,876

Total assets	26,429,176	25,358,897

LIABILITIES	12.31.2024	12.31.2023
Current liabilities
Payroll, social charges and accruals	20,805	30,608
Related parties (39.5.1)	1,690	1,838
Suppliers (39.5.6)	3,362	4,530
Income tax and social contribution	—	183
Other taxes payable	614	476
Dividends payable	3,881	464,147
Post employment benefits	4,348	3,842
Lease liability	604	405
Other accounts payable	369,395	15,136
Provisions for legal claims	—	336,000
	404,699	857,165
Noncurrent liabilities
Payroll, social charges and accruals	427	—
Related parties (39.5.1)	5,851	5,851
Other taxes due	—	4,030
Post employment benefits	37,631	47,537
Lease liability	7,761	6,681
Other accounts payable	90,966	25,297
Provisions for legal claims (39.5.4)	207,123	526,183
	349,759	615,579
Equity
Share capital	12,821,758	12,821,758
Capital reserve	5,595	—
Equity valuation adjustments	517,408	307,050
Treasury shares	(50,044)	—
Legal reserves	1,766,110	1,625,628
Retained earnings	9,363,866	9,000,506
Additional dividends proposed	1,250,025	131,211
	25,674,718	23,886,153
Total liabilities and equity	26,429,176	25,358,897

Schedule of condensed statements of income

	12.31.2024	12.31.2023	12.31.2022
Operating revenues (expenses)
General and administrative expenses	(165,896)	(177,097)	(111,665)
Other revenues (expenses), net	(87,455)	(38,990)	(441,601)
Result of equity in investees	2,512,087	2,332,609	1,746,263
	2,258,736	2,116,522	1,192,997

Operating income before financial results	2,258,736	2,116,522	1,192,997

Financial income (expenses)
Financial revenues	211,411	145,881	57,658
Financial expenses	(147,583)	(115,669)	(177,375)
	63,828	30,212	(119,717)

Operating income	2,322,564	2,146,734	1,073,280

Income tax and social contribution
Income tax and social contribution	6,732	(5,737)	—
Deferred income tax and social contribution	16,645	17,080	164,539
	23,377	11,343	164,539

Net income from continuing operations	2,345,941	2,158,077	1,237,819

Discontinued operations
Net income (loss) from discontinued operations	463,690	100,733	(125,812)

Net income	2,809,631	2,258,810	1,112,007

BASIC EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS – Expressed in Brazilian Reais
Common shares	0.89163	0.78574	0.38839
Class A preferred shares	0.98165	0.90931	0.50343
Class B preferred shares	0.98086	0.80600	0.41745

DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS – Expressed in Brazilian Reais
Common shares	0.89051	0.78574	0.38839
Class A preferred shares	0.98165	0.90931	0.50343
Class B preferred shares	0.98087	0.80600	0.41745

Schedule of condensed statements of comprehensive income

	12.31.2024	12.31.2023	12.31.2022
NET INCOME	2,809,631	2,258,810	1,112,007
Other comprehensive income
Items that will never be reclassified to profit or loss
Adjustments related to actuarial liabilities
Post employment benefits	9,483	(25,082)	(11,336)
Post employment benefits - equity	233,629	(234,283)	209,991
Taxes on other comprehensive income	(3,224)	8,528	3,854
Items that may be reclassified to profit or loss
Adjustments related to financial assets - equity	(184)	(2,942)	4,757
Total comprehensive income, net of taxes	239,704	(253,779)	207,266
TOTAL COMPREHENSIVE INCOME	3,049,335	2,005,031	1,319,273

Schedule of condensed statements of cash flows

	12.31.2024	12.31.2023	12.31.2022
Net cash generated from operating activities	(183,674)	811,605	3,079,427

Cash flow from investing activities
Financial investments	15,832	(6,109)	(5,636)
Loans and financing granted to related parties	(22,200)	(236,024)	(146,063)
Receipt of loans and financing granted to related parties	22,200	282,087	100,000
Investment disposal	2,066	14,533	—
Additions in investments	(613,150)	(61,950)	(4,829)
Additions to property, plant and equipment	(17)	(1,659)	(4,436)
Additions to intangible assets	(2,378)	(1,742)	(1,592)

Net cash used in investing activities from continuing operations	(597,647)	(10,864)	(62,556)

Net cash generated by investment activities from discontinued operations	467,566	(35,000)	—

Net cash used from investing activities	(130,081)	(45,864)	(62,556)

Cash flow from financing activities
Amortization of principal - loans and financing	—	—	(774,899)
Amortization of principal - debentures	—	—	(500,000)
Payments of principal of lease liabilities	(709)	(512)	(378)
Capital increase	—	2,031,619	—
Transaction costs in capital increase	—	(14,941)	—
Share buyback	(50,044)	—	—
Dividends and interest on own capital paid	(1,586,565)	(750,371)	(2,167,769)

Net cash used in financing activities	(1,637,318)	1,265,795	(3,443,046)

Total effects on cash and cash equivalents	(1,951,073)	2,031,536	(426,175)

Cash and cash equivalents at the beginning of the period	2,231,413	199,877	626,052
Cash and cash equivalents at the end of the period	280,340	2,231,413	199,877

Change in cash and cash equivalents	(1,951,073)	2,031,536	(426,175)

Schedule of outstanding balances with related parties

	12.31.2024	12.31.2023
Assets
Structure sharing (a)	4,754	54
UEGA - loan agreement (b)	—	35,507
	4,754	35,561
Liabilities
Structure sharing (a)	1,690	1,838
Elejor advance	5,851	5,851
	7,541	7,689

Schedule of investments in subsidiaries

	12.31.2024	12.31.2023
Copel Geração e Transmissão	14,239,420	12,551,604
Copel Distribuição	7,665,584	6,782,865
Copel Serviços	63,270	54,323
Copel Comercialização	288,626	342,204
Elejor	8,480	9,235
Other investments (a)	166,488	166,006
	22,431,868	19,906,237
(a) The information regarding joint ventures, associates and other investments are presented in Note 14.

Schedule of dividends receivable

	12.31.2024	12.31.2023
Subsidiaries
Copel Geração e Transmissão	1,699,433	1,274,433
Copel Distribuição	663,654	460,904
Copel Comercialização	280,873	185,341
Compagas	—	12,400
UEG Araucária	—	8,756

Joint ventures and Associates
Dona Francisca	54	514

Other investments	417	58
	2,644,431	1,942,406

Schedule of provisions for risks

	12.31.2024	12.31.2023
Tax Claim	190,571	167,062
Labor	5,099	4,812
Employee benefits	375	290
Civil	11,078	690,019
	207,123	862,183

Schedule of restricted subsidiaries net assets

	12.31.2024	12.31.2023
Copel Geração e Transmissão	14,239,420	12,748,168
Copel Distribuição	7,665,584	6,782,866
Compagas	—	514,666
UEG Araucária	—	317,611
	21,905,004	20,363,311

Schedule of expected undiscounted settlement values of the liabilities
The following table shows the expected undiscounted settlement values of the Copel liabilities, in each time range:

	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2024
Suppliers	—	3,356	—	6	—	—	3,362
Lease liability	4.35% a 15.55% a.a.	82	168	761	3,016	7,463	11,490
		3,438	168	767	3,016	7,463	14,852
(a) Effective interest rate - weighted average.